Note 8 - Income Taxes - Schedule of Effective Income Tax Rate Reconciliation 1 (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
U.S. federal statutory rate	21.00%	21.00%
Uncertain tax position and interest	0.00%	3.80%
State and local taxes	4.00%	(3.90%)
Permanent items	0.30%	(1.00%)
Change in valuation allowance	(25.40%)	(16.30%)
Other	0.10%	0.00%
Effective income tax rate	0.00%	3.60%